Inventories - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Write down provision to net realizable value	$ 475	$ 388
Net charge to income statement	137
Reversal of inventory write-down		77
Hydrocarbon Inventories
Disclosure of financial assets [line items]
Write down provision to net realizable value	277	199
Net charge to income statement	$ 73
Reversal of inventory write-down		$ 104